Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 134	$ 19	¥ 0
One year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	134	19	0
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	0	0	0
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 0	$ 0	¥ 0